Regulatory Matters - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure Of Regulatory Matters [LineItems]
Tier one risk based minimum regulatory capital adequacy requirements	6.50%
Minimum regulatory capital adequacy requirements	8.00%
Conservation Buffer
Disclosure Of Regulatory Matters [LineItems]
Minimum regulatory capital adequacy requirements	3.00%
Systemic Buffer
Disclosure Of Regulatory Matters [LineItems]
Minimum regulatory capital adequacy requirements	1.00%